VALUE OF IN-FORCE BUSINESS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
VALUE OF IN-FORCE BUSINESS (Details) [Line Items]
Estimated Illiquidity Premium	0.91%	1.28%
OEIC [member]
VALUE OF IN-FORCE BUSINESS (Details) [Line Items]
AcquiredValueOfNonParticipatingInvestmentContract	£ 150	£ 167